Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Related party operating lease assets	$ 96,622	$ 73,185
Related party operating lease liabilities	$ 108,800	$ 85,480
Membership units, par value	$ 0	$ 0	$ 0	$ 0
Membership units, Authorized	1	1	1	1
Membership units, Issued	1	1	1	1
Membership units, Outstanding	1	1	1	1